Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–75.01%(b)(c)
Aerospace & Defense–3.62%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	8.90%	07/02/2029		$ 265	$ 261,922
Term Loan (1 mo. USD LIBOR + 2.50%)	7.75%	06/07/2028		509	493,164
Castlelake Aviation Ltd.
Incremental Term Loan	7.78%	10/22/2027		132	129,611
Term Loan (3 mo. USD LIBOR + 2.75%)	7.62%	10/22/2026		717	705,364
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		579	566,335
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		311	304,481
Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	9.02%	04/30/2028		89	87,886
Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.35%)	9.25%	06/21/2029		113	107,311
Term Loan (3 mo. SOFR + 4.25%)	9.25%	06/21/2029		244	232,508
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.15%	09/22/2028		133	131,773
First Lien Term Loan (1 mo. SOFR + 2.75%)	9.27%	09/22/2028		811	790,009
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.98%	02/01/2029		434	413,844
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	8.90%	09/13/2029		283	280,524
Rand Parent LLC (Atlas Air), Term Loan B	9.13%	02/09/2030		255	220,448
Titan Acquisition Holdings L.P., Term Loan B(d)(e)	–	04/27/2030		166	163,211
TransDigm, Inc.
Term Loan H (1 mo. SOFR + 3.25%)	8.15%	02/28/2027		23	22,789
Term Loan I (1 mo. SOFR + 3.25%)	8.15%	08/10/2028		645	642,222
					5,553,402

Air Transport–2.61%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	10.00%	04/20/2028		1,509	1,518,414
Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	8.84%	08/11/2028		126	126,198
American Airlines, Inc., Term Loan (6 mo. SOFR + 2.75%)	8.15%	02/09/2028		273	263,215
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.21%	06/21/2027		289	299,855
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.89%	04/21/2028		1,321	1,315,873
WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	12/11/2026		521	482,287
					4,005,842

Automotive–2.36%
Adient PLC, Term Loan B-1 (1 mo. SOFR+ 3.25%)	8.52%	04/10/2028		415	414,016
American Axle & Manufacturing, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.44%	12/08/2029		105	103,251
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.75%	04/06/2028		754	738,928
Belron Group S.A., First Lien Term Loan B (1 mo. SOFR + 2.75%)	7.83%	04/06/2029		187	186,461
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	71	76,010
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	185	126,282
DexKo Global, Inc.
First Lien Delayed Draw Term Loan (1 mo. EURIBOR + 3.75%)	4.00%	10/04/2028	EUR	13	13,448
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	6.77%	10/04/2028	EUR	82	83,575
First Lien Term Loan (1 mo. SOFR + 6.50%)	11.40%	10/04/2028		61	58,895
Term Loan B (1 mo. EURIBOR + 3.75%)	6.77%	10/04/2028	EUR	43	43,461
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	12/16/2028		149	144,141
First Brands Group Intermediate LLC
Term Loan B (6 mo. SOFR + 5.00%)	10.25%	03/30/2027		55	52,763
Term Loan B (6 mo. SOFR + 5.00%)	10.25%	03/30/2027		389	374,769
Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.66%	04/30/2028		47	44,542
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.75%	11/09/2027		339	325,604

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. SOFR + 4.00%)	9.27%	05/04/2028		$ 865	$ 835,999
					3,622,145

Beverage & Tobacco–0.55%
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.71%	07/31/2028		697	672,408
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.76%	03/31/2028		352	174,117
					846,525

Brokers, Dealers & Investment Houses–0.15%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.63%	08/05/2029		7	6,290
Zebra Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	8.19%	11/01/2028		229	224,259
					230,549

Building & Development–1.84%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.75%	08/27/2025		42	40,088
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.50%	11/03/2028		419	397,595
Corialis (United Kingdom), Term Loan B(d)	–	07/06/2028	GBP	44	50,306
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.11%	04/01/2028		580	444,838
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/22/2028		318	306,923
LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	12/17/2027		56	51,063
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.00%	02/16/2029		421	328,299
Mayfair Mall LLC, Term Loan(d)(e)	–	04/20/2024		200	182,199
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.50%	04/29/2029		224	213,225
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.78%	02/01/2027		247	244,777
Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	03/18/2029		308	306,755
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.96%	05/29/2026		265	257,781
					2,823,849

Business Equipment & Services–7.60%
Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	05/17/2028		160	157,394
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	05/12/2028		227	213,814
Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	8.15%	11/03/2024		270	269,094
Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		462	457,108
Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		253	250,115
Checkout Holding Corp., Term Loan (1mo. USD LIBOR + 10.00%)(e)	12.00%	06/30/2023		1	589
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	05/17/2028		340	326,181
Constant Contact, Term Loan B (1 mo. USD LIBOR + 4.00%)	9.20%	02/10/2028		464	432,350
Corp. Service Co., Term Loan B (1 mo. SOFR + 3.25%)	8.50%	11/02/2029		247	247,242
Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	10.72%	10/05/2028		249	226,850
Dakota Holding Corp.
First Lien Term Loan (1 mo. SOFR+ 3.75%)	8.65%	04/09/2027		104	99,289
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.91%	04/07/2028		181	167,885
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. SOFR + 3.25%)	8.39%	01/18/2029		130	129,321
Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	02/06/2026		810	806,361
EP Purchaser LLC (Entertainment Partners), Term Loan B (3 mo. USD LIBOR + 3.50%)	8.89%	11/06/2028		48	46,624
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. SOFR + 4.25%)	9.34%	02/01/2029		150	146,621
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	9.44%	10/30/2026		834	822,787
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	05/12/2028		838	791,199
Grandir (The Education Group) (France)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	7.73%	09/29/2028	EUR	76	79,458
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	7.73%	09/29/2028	EUR	13	13,243
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.75%)	9.91%	03/31/2028		340	326,968

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
iQor US, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	12.64%	11/19/2025		$ 777	$ 582,983
Term Loan (1 mo. USD LIBOR + 7.50%)	12.64%	11/19/2024		477	471,874
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B	8.96%	10/14/2029	EUR	34	34,019
Monitronics International, Inc., Term Loan (Acquired 08/30/2019-01/28/2021; Cost $1,336,211)(f)(g)(h)	0.00%	03/29/2024		1,384	717,180
Orchid Merger Sub II LLC, Term Loan (6 mo. SOFR+ 4.75%)	9.80%	07/27/2027		509	371,666
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	7.84%	09/23/2026		230	229,030
Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. SOFR + 3.00%)	8.15%	02/24/2030		653	638,149
Skillsoft Corp., Term Loan (1 mo. SOFR + 4.75%)	10.42%	07/14/2028		204	174,944
Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.99%	03/04/2028		986	795,702
Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	7.52%	11/30/2028		403	400,472
Verra Mobility Corp., Term Loan B (1 mo. SOFR + 3.25%)	8.52%	03/19/2028		492	491,611
Virtusa Corp.
Incremental Term Loan B (1 mo. SOFR + 3.75%)	9.00%	02/08/2029		278	273,659
Term Loan (1 mo. USD LIBOR + 3.75%)	9.33%	02/11/2028		134	131,956
WebHelp (France), Term Loan B (1 mo. SOFR+ 4.00%)	8.55%	08/04/2028		336	335,088
					11,658,826

Cable & Satellite Television–3.75%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. SOFR + 5.00%)	9.99%	10/31/2027		997	931,294
Atlantic Broadband Finance LLC, Incremental Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	7.77%	09/01/2028		50	48,661
CSC Holdings LLC, Term Loan B (1 mo. SOFR + 4.50%)	9.56%	01/15/2028		20	17,516
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. SOFR + 4.00%)	9.32%	08/14/2026		519	471,077
Term Loan B-12 (1 mo. TSFR + 3.69%)	8.95%	01/31/2026		378	342,653
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.11%	04/30/2028		660	637,301
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	7.36%	04/30/2028		99	95,093
Term Loan AX (1 mo. USD LIBOR + 2.93%)	8.03%	01/31/2029		1,129	1,083,805
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	7.61%	01/31/2028		331	318,375
Term Loan Q (1 mo. USD LIBOR + 3.25%)	8.36%	01/31/2029		444	431,724
Term Loan Y (1 mo. SOFR + 3.25%)	8.11%	03/06/2031		374	360,989
Vodafone Ziggo - LG, Term Loan H (6 mo. EURIBOR + 3.00%)	6.10%	01/31/2029	EUR	1,000	1,009,191
					5,747,679

Chemicals & Plastics–3.69%
AkzoNoble Chemicals
Incremental Term Loan (1 mo. SOFR + 4.00%)	8.99%	03/03/2028		159	156,362
Term Loan (3 mo. USD LIBOR + 2.75%)	7.90%	10/01/2025		702	700,324
Ascend Performance Materials Operations LLC, Term Loan (6 mo. SOFR + 4.75%)	9.71%	08/27/2026		132	126,132
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4 (1 mo. SOFR + 3.00%)	7.90%	12/20/2029		356	356,823
BES (Discovery Purchaser Corp.), First Lien Term Loan (3 mo. SOFR + 4.38%)	9.28%	10/03/2029		147	139,180
Charter NEX US, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.02%	12/01/2027		351	342,311
Colouroz Investment LLC (Germany), PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(i)	5.75%	09/21/2024		9	4,576
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.40%	03/16/2025		432	427,249
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	10.52%	11/01/2028		445	400,997
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (1 mo. SOFR + 3.75%)	9.05%	05/28/2029		123	117,010
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	8.31%	12/31/2027		316	315,565
H.B. Fuller Co., Term Loan B	7.65%	02/08/2030		113	113,476
ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/29/2027		333	258,572
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	9.00%	03/03/2030		120	119,507
Ineos US Finance LLC
Term Loan	9.00%	11/08/2027		167	165,960
Term Loan	8.75%	02/09/2030		241	239,136
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.77%	06/30/2027		188	184,948
Momentive Performance Materials USA, Inc., Term loan B (1 mo. SOFR + 4.50%)	9.65%	03/22/2028		277	272,874

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Potters Industries LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	12/14/2027		$ 101	$ 100,072
PQ Corp., Term Loan (1 mo. SOFR + 2.50%)	7.65%	06/09/2028		203	201,602
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.14%	11/03/2025		310	303,955
Tronox Finance LLC, Incremental Term Loan B (3 mo. SOFR + 3.25%)	8.15%	03/03/2029		315	313,804
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	09/22/2028		305	302,036
					5,662,471

Clothing & Textiles–0.53%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. SOFR + 3.50%)	8.75%	12/21/2028		365	355,747
Second Lien Term Loan (1 mo. SOFR + 6.00%)	11.25%	12/20/2029		130	121,938
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.59%	04/28/2028		334	329,277
					806,962

Conglomerates–0.37%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	8.00%	01/03/2029		144	144,492
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. SOFR + 5.00%)(e)	10.19%	02/23/2029		59	58,828
Term Loan B (1 mo. SOFR + 3.75%)	8.94%	02/17/2029		363	355,601
					558,921

Containers & Glass Products–1.15%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.79%	03/11/2028		290	280,979
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.41%	12/14/2028		267	241,252
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 04/29/2022; Cost $114,333)(h)	7.49%	10/31/2023	EUR	109	99,656
LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	10.25%	10/29/2028		661	644,801
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)(e)	9.40%	07/07/2028		167	158,247
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.84%	10/04/2028		151	128,574
Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.09%	10/04/2029		74	45,769
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. SOFR + 4.25%)	9.34%	07/12/2029		163	161,427
					1,760,705

Cosmetics & Toiletries–0.81%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.46%	05/10/2027		777	752,792
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	7.41%	04/05/2025		119	119,212
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.24%	06/29/2028	EUR	302	289,702
Wella (Rainbow FinCo S.a.r.l.), Term Loan B (6 mo. EURIBOR + 3.50%)	6.70%	02/24/2029	EUR	76	78,618
					1,240,324

Ecological Services & Equipment–0.41%
Anticimex (Sweden), Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	8.55%	11/16/2028		311	304,013
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/11/2025		165	162,586
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(e)	13.77%	11/02/2028		256	154,950
					621,549

Electronics & Electrical–7.44%
Altar BidCo, Inc. (Brooks Automation, Inc.)
First Lien Term Loan (1 mo. SOFR + 3.35%)	7.99%	02/01/2029		98	93,465
Second Lien Term Loan (6 mo. SOFR + 5.60%)	10.49%	02/01/2030		66	58,476
AppLovin Corp., Term Loan (3 mo. SOFR+ 3.00%)	8.25%	10/25/2028		392	387,180
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.20%	10/02/2025	EUR	7	7,608
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	9.15%	04/18/2025		530	522,834
Central Parent, Inc., First Lien Term Loan (3 mo. SOFR + 4.50%)	9.15%	07/06/2029		168	165,595
CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	9.22%	01/01/2028		225	198,050
Diebold Nixdorf, Inc.
Term Loan (1 mo. SOFR + 5.25%)	10.48%	07/15/2025		97	25,397
Term Loan (1 mo. SOFR + 6.40%)	11.67%	07/15/2025		111	131,389
Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	10.15%	11/01/2028		267	267,754

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.72%	02/04/2028		$ 359	$ 355,168
Entegris, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.64%	07/06/2029		423	422,495
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	07/01/2028		190	189,470
Go Daddy Operating Co. LLC, Term Loan (1 mo. SOFR + 3.25%)	8.15%	11/09/2029		24	23,534
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	08/31/2027		920	565,348
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.13%	01/11/2027		73	57,497
Term Loan (3 mo. USD LIBOR + 4.00%)	9.34%	01/10/2026		71	62,987
Inetum (Granite Fin Bidco SAS) (France), Term Loan B	7.75%	10/17/2028	EUR	93	97,171
Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/02/2029		64	55,719
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.94%	10/15/2028		585	582,299
Internap Corp., Second Lien Term Loan(e)(f)(g)	0.00%	05/08/2025		672	335,778
Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.14%	08/13/2028		644	524,460
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.53%	07/27/2029		246	154,113
Term Loan B (1 mo. USD LIBOR + 4.75%)	10.03%	07/27/2028		245	174,705
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 4.50%)	8.84%	03/01/2029		377	354,229
Mirion Technologies, Inc., Term Loan (6 mo. USD LIBOR + 2.75%)	7.90%	10/20/2028		344	339,899
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/16/2020-02/01/2022; Cost $663,135)(h)	11.41%	04/29/2026		617	549,534
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.78%	08/28/2026		219	215,410
Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.66%	01/09/2026		499	497,081
Open Text Corp. (Canada), Incremental Term Loan B	8.75%	08/27/2029		692	691,143
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	9.40%	01/02/2025		367	360,951
Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. SOFR + 7.50%)	12.70%	01/20/2030		43	31,367
Term Loan B (3 mo. SOFR + 4.25%)	9.45%	01/19/2029		924	785,700
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 11.33% Cash Rate (3 mo. USD LIBOR + 8.00%)(i)	2.00%	12/07/2026		2	443
Sandvine Corp.
First Lien Term Loan(d)	–	10/31/2025		166	156,085
Second Lien Term Loan(d)	–	11/02/2026		76	66,352
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/16/2025		378	372,501
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.66%	05/18/2026		97	90,126
Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	8.27%	05/04/2026		52	50,327
First Lien Term Loan (3 mo. SOFR + 3.75%)	8.90%	05/04/2026		688	665,433
Second Lien Incremental Term Loan (3 mo. SOFR + 5.25%)	10.27%	05/03/2027		53	50,503
UST Holdings Ltd., Term Loan B (1 mo. SOFR + 3.75%)	8.77%	11/19/2028		213	209,775
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	09/01/2025		610	462,443
					11,407,794

Financial Intermediaries–0.99%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	04/07/2028		806	774,483
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.90%	07/20/2026		36	34,616
LendingTree, Inc., First Lien Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.75%)	8.91%	09/15/2028		333	257,541
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	9.13%	02/18/2027		165	157,926
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan B(d)	–	06/17/2029		241	237,218
First Lien Term Loan B(d)	–	06/22/2029		55	54,828
					1,516,612

Food Products–1.61%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2026		168	166,905
Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(e)	10.15%	10/18/2028		146	125,369
First Lien Term Loan (1 mo. SOFR + 5.00%)(e)	10.15%	10/18/2028		1,090	937,409
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	13.15%	10/08/2029		218	179,923

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	9.58%	05/23/2025		$ 193	$ 158,232
Term Loan (3 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		372	303,752
Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. SOFR + 3.75%)	8.90%	04/20/2030		208	206,320
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		35	34,156
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	8.52%	10/22/2025		19	19,054
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	370	335,547
					2,466,667

Food Service–0.89%
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	02/07/2025		441	432,607
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	6.90%	11/19/2026		400	392,250
US Foods, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.75%)	7.90%	11/22/2028		218	218,093
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.66%	04/13/2028		478	316,498
					1,359,448

Health Care–2.70%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Term Loan B (d)	–	06/08/2028	GBP	119	143,741
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.75%	12/11/2028		93	83,394
athenahealth Group, Inc.
Term Loan (1 mo. TSFR + 3.50%)	0.00%	02/15/2029		740	699,562
Delayed Draw Term Loan(j)	–	02/15/2029		91	85,940
Bracket Intermediate Holding Corp (Signant), Term Loan (1 mo. SOFR + 5.00%)	10.17%	05/03/2028		193	188,618
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	7.11%	02/22/2029	EUR	106	111,835
Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B(d)	–	04/17/2028	GBP	133	145,425
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.77%	02/04/2027		351	324,488
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	03/14/2025		72	50,405
Term Loan (1 mo. USD LIBOR + 4.25%)	9.24%	10/02/2025		234	164,880
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	7.90%	10/25/2028		35	34,923
ICU Medical, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.55%	12/15/2028		66	65,136
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	8.94%	09/07/2028		389	378,875
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2028		469	395,288
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	11.90%	12/17/2029		128	77,122
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	44	46,633
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	25	26,937
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	8.00%	06/02/2028		471	470,543
Recipharm (Roar BidCo), Term Loan B (3 mo. EURIBOR + 3.25%)	6.83%	02/17/2028	EUR	97	98,758
Sharp Midco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	9.16%	12/15/2028		13	12,544
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	10.24%	11/24/2028		351	345,787
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	08/27/2025		124	123,761
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.40%	01/15/2029		80	70,590
					4,145,185

Home Furnishings–1.80%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.67%	02/26/2029		764	705,560
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.39%	09/25/2028		640	608,006
Serta Simmons Bedding LLC
First Lien Term Loan(f)(g)	0.00%	08/10/2023		412	412,199
Second Lien Term Loan(f)(g)	0.00%	08/10/2023		844	471,380
SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	9.15%	10/06/2028		313	260,472
TGP Holdings III LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	06/29/2028		78	64,573
VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.23%	07/01/2029		120	102,298
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.50%	10/30/2027		24	20,710
Term Loan B (1 mo. USD LIBOR + 3.25%)	8.52%	10/30/2027		131	114,688
					2,759,886

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–3.19%
Alliance Laundry Systems LLC, Term Loan B (3 mo. SOFR+3.50%)	8.56%	10/08/2027		$ 304	$ 301,481
Chart Industries, Inc., Term Loan B	8.92%	03/14/2030		309	307,545
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	10.65%	12/20/2028		238	237,202
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. SOFR + 5.50%)	10.40%	06/08/2029		372	326,896
DXP Enterprises, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.44%	12/23/2027		194	193,428
EMRLD Borrower L.P. (Copeland), Term Loan B(d)	–	05/05/2030		500	494,356
Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	11.16%	05/21/2029		40	36,565
Kantar (Summer BC Bidco) (United Kingdom), Term Loan B (3 mo. USD LIBOR + 5.00%)	9.99%	12/04/2026		177	162,765
Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.30%	06/21/2028		547	524,506
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.95%	08/17/2029		12	12,055
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.50%)	7.77%	07/31/2025		24	24,015
Robertshaw US Holding Corp.
First Lien Term Loan(d)(e)	–	02/28/2027		165	139,008
First Lien Term Loan(d)(e)	–	02/28/2027		991	921,349
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		1,016	982,257
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan(d)(e)	–	11/19/2029		60	48,284
Term Loan B(d)	–	11/15/2028		212	185,675
					4,897,387

Insurance–2.11%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	02/15/2027		781	728,905
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/15/2027		228	213,437
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.56%	11/05/2027		198	193,787
AmWINS Group LLC, Term Loan B	8.00%	02/19/2028		136	134,692
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.41%	04/25/2025		265	264,102
Term Loan (3 mo. USD LIBOR + 3.00%)	8.14%	04/25/2025		261	259,536
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	09/01/2027		101	100,782
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.90%	02/21/2028		271	264,200
USI, Inc.
Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	12/02/2026		304	302,904
Term Loan (1 mo. SOFR + 3.75%)	8.65%	11/22/2029		781	769,712
					3,232,057

Leisure Goods, Activities & Movies–1.96%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.25%)	8.15%	01/15/2030		269	269,296
Callaway Golf Co., Term Loan B (1 mo. SOFR + 3.50%)	8.75%	03/09/2030		239	235,839
Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.40%	10/18/2028		682	663,262
Term Loan (6 mo. USD LIBOR + 3.00%)	8.15%	06/30/2025		80	79,413
Crown Finance US, Inc.
DIP Term Loan(d)(f)	–	09/07/2023		1,192	1,214,296
First Lien Term Loan (Acquired 08/28/2020-12/15/2021; Cost $70,344)(f)(g)(h)	0.00%	02/28/2025	EUR	79	19,127
Fitness International LLC, Term Loan B (3 mo. SOFR+ 3.25%)	8.45%	04/18/2025		121	115,823
Nord Anglia Education, Term Loan B (3 mo. SOFR +4.50%)	9.76%	01/25/2028		108	107,265
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.19%	08/25/2028		242	240,162
Vue International Bidco PLC (United Kingdom), Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	64	62,745
					3,007,228

Lodging & Casinos–4.21%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/02/2026		299	282,068
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.88%	02/02/2026		140	132,220
B&B Hotels S.A.S. (France), Term Loan B-4 (6 mo. EURIBOR + 5.50%)	8.25%	07/31/2026	EUR	143	152,611
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	8.36%	10/02/2028		359	344,326

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Caesars Entertainment, Inc., Term Loan B	8.50%	01/26/2030		$ 576	$ 571,937
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.65%	08/03/2028		794	787,736
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.15%	01/31/2029		311	300,326
Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. SOFR + 3.25%)	8.41%	07/04/2028		369	369,274
Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. SOFR + 3.25%)	8.50%	11/30/2029		79	78,837
GVC Finance LLC
Incremental Term Loan (1 mo. SOFR + 3.50%)	8.44%	10/31/2029		425	424,767
Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	7.44%	03/16/2027		391	389,230
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	08/02/2028		246	244,513
HotelBeds (United Kingdom), Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	1,206	1,245,501
Light & Wonder, Inc., Term Loan B (1 mo. SOFR+ 3.00%)	8.16%	04/07/2029		327	324,788
Scientific Games Lottery, Term Loan B (3 mo. SOFR + 3.50%)	8.42%	04/04/2029		301	290,771
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.50%)	6.73%	05/22/2028	EUR	315	327,471
Travel + Leisure Co., Incremental Term Loan (1 mo. SOFR + 4.00%)	9.16%	12/14/2029		108	108,349
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR +1.75%)	6.77%	05/30/2025		86	86,228
					6,460,953

Nonferrous Metals & Minerals–0.65%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 18.27% Cash Rate (3 mo. USD LIBOR + 13.00%)(i)	3.00%	09/16/2025		125	125,232
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	06/09/2028		81	75,879
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.40%	06/11/2029		23	20,539
AZZ, Inc., Term Loan (1 mo. SOFR + 4.25%)	9.50%	05/13/2029		348	348,408
Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.83%	07/19/2025		156	143,092
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	14.33%	10/22/2025		141	105,648
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	03/16/2027		175	170,227
					989,025

Oil & Gas–1.82%
Brazos Delaware II LLC, First Lien Term Loan	8.80%	02/01/2030		320	313,154
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	12.02%	08/25/2026		236	228,497
McDermott International Ltd.
LOC(j)	0.00%	06/30/2024		342	278,823
LOC (3 mo. USD LIBOR + 4.00%)(e)	5.18%	06/30/2024		182	127,346
PIK Term Loan 3.00% PIK Rate, 6.15% Cash Rate(i)	3.00%	06/30/2025		97	66,216
Term Loan (1 mo. USD LIBOR + 3.00%)	8.22%	06/30/2024		10	7,785
Petroleum GEO-Services ASA (Norway), Term Loan	11.65%	03/18/2024		82	82,840
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	13.15%	08/27/2026		1,202	1,199,433
TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.63%	11/17/2028		392	383,581
WhiteWater Whistler Holdings LLC, Term Loan B	8.15%	01/25/2030		99	99,125
					2,786,800

Publishing–3.18%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	9.15%	08/12/2028		127	127,378
Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		891	843,873
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. SOFR + 3.50%)	8.81%	08/21/2026		763	719,253
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)(e)	9.12%	12/01/2028		791	731,742
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B(d)	–	04/09/2029		668	591,208
Second Lien Term Loan B(d)(e)	–	04/08/2030		468	395,568
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	9.90%	07/30/2028		901	849,006
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.42%	04/20/2028		653	619,660
					4,877,688

Radio & Television–1.23%
Diamond Sports Holdings LLC, Second Lien Term Loan (f)(g)	0.00%	08/24/2026		450	19,137
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	8.02%	01/07/2028		575	545,393

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Gray Television, Inc., Term Loan D (1 mo. SOFR+ 3.00%)	8.11%	12/01/2028		$ 370	$ 352,825
iHeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	05/01/2026		79	62,697
Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	05/01/2026		236	185,187
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.77%	09/30/2026		650	574,655
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	8.16%	04/01/2028		169	141,217
Univision Communications, Inc., First Lien Term Loan(d)	–	05/05/2028		0	148
					1,881,259

Retailers (except Food & Drug)–1.97%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.90%	03/06/2028		758	737,601
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. SOFR + 3.50%)	8.46%	11/08/2027		447	435,598
Petco Animal Supplies, Inc., First Lien Term loan (3 mo. SOFR + 3.25%)	8.41%	03/02/2028		437	428,483
PetSmart, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.00%	02/11/2028		1,055	1,042,319
Savers, Inc., Term Loan (1 mo. SOFR+ 5.50%)	10.66%	04/26/2028		385	377,802
					3,021,803

Surface Transport–1.90%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR+ 3.75%)	9.00%	03/03/2028		84	72,546
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.40%	09/30/2028		229	225,472
First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.00%)	9.00%	07/21/2028		37	35,443
Incremental Term Loan B (3 mo. SOFR + 4.00%)	9.00%	07/21/2028		528	509,106
Term Loan B (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		475	443,143
Term Loan C (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		178	165,651
Hurtigruten (Explorer II AS) (Norway), Term loan B (3 mo. EURIBOR + 6.50%)	9.70%	02/26/2027	EUR	691	669,767
Novae LLC, Term Loan B (3 mo. SOFR + 5.00%)	10.34%	12/22/2028		104	89,476
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	8.27%	04/01/2028		623	596,478
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)(e)	11.25%	03/24/2028		108	104,143
					2,911,225

Telecommunications–5.37%
Avaya, Inc.
DIP Term Loan (1 mo. SOFR + 8.00%)(e)	12.89%	08/15/2023		265	274,320
Term Loan B-1 (6 mo. USD LIBOR + 4.25%)	9.12%	12/15/2027		947	231,399
Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	0.00%	12/15/2027		471	113,143
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	8.36%	11/30/2027		171	164,952
CCI Buyer, Inc. (Consumer Cellular), Term Loan	8.90%	12/17/2027		454	432,532
CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.52%	03/15/2027		490	339,724
Crown Subsea Communications Holding, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.11%	04/27/2027		467	464,588
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	8.19%	11/12/2027		137	130,668
II-VI, Inc., Term Loan B (1 mo. SOFR + 2.75%)	8.02%	07/01/2029		521	517,570
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.66%	12/11/2026		328	326,259
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. SOFR + 4.25%)	9.44%	02/01/2029		1,226	1,207,053
Level 3 Financing, Inc., Term Loan B (1 mo. SOFR + 1.75%)	7.02%	03/01/2027		140	122,782
MLN US HoldCo LLC (dba Mitel)
Second Lien Term Loan (3 mo. SOFR + 6.70%)	11.78%	11/01/2027		1,086	624,436
Term Loan (3 mo. SOFR + 6.44%)	11.52%	11/01/2027		462	408,160
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	09/25/2026		462	384,981
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.03%	12/07/2026		813	495,840
Viasat, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.65%	03/02/2029		333	321,944
Voyage Digital (NC) Ltd., Term Loan B (3 mo. SOFR + 4.50%)(e)	9.36%	05/10/2029		288	284,102
Windstream Services LLC, Term Loan (1 mo. SOFR + 6.25%)	11.50%	09/21/2027		789	715,930
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. SOFR + 4.25%)	9.40%	03/09/2027		175	138,691
Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	03/09/2027		695	536,807
					8,235,881

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–2.55%
APLP Holdings L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/14/2027	$ 120	$ 119,363
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/01/2025	423	419,310
Incremental Term Loan (1 mo. SOFR + 3.75%)	8.90%	08/01/2025	713	712,762
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	7.66%	12/16/2027	21	20,809
Covanta Energy Corp.
Term Loan B (1 mo. SOFR + 2.50%)	7.65%	11/30/2028	174	172,019
Term Loan C (1 mo. SOFR+ 2.50%)	7.65%	11/30/2028	13	13,016
Eastern Power LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	10/02/2025	287	273,393
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%)(e)	18.16%	07/28/2026	245	246,214
Second Lien Term Loan (Prime Rate + 1.50%)(e)	6.66%	07/28/2028	238	107,006
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028	199	199,184
Term Loan C (1 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028	5	4,646
Granite Acquisition, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	8.02%	03/24/2028	85	74,761
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	11/09/2026	143	136,008
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	9.73%	08/14/2026	17	14,694
Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	10.90%	02/01/2027	456	408,555
Term Loan C (1 mo. SOFR + 5.75%)	10.90%	02/01/2027	26	23,151
Nautilus Power LLC, Term Loan (3 mo. SOFR + 5.25%)	10.24%	11/16/2026	124	93,271
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/23/2028	203	194,479
Pike Corp., Term Loan (1 mo. SOFR + 3.50%)	8.65%	01/21/2028	72	71,303
Talen Energy Supply LLC
Term Loan B (3 mo. SOFR + 4.50%)	9.59%	05/27/2030	205	200,978
Term Loan C (3 mo. SOFR + 4.50%)	9.59%	05/27/2030	166	162,861
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	05/12/2028	258	248,884
				3,916,667
Total Variable Rate Senior Loan Interests (Cost $123,406,447)				115,013,314

			Shares
Common Stocks & Other Equity Interests–5.14%(k)
Business Equipment & Services–0.02%
Checkout Holding Corp.			19,788	0
iQor US, Inc.			23,470	29,338
				29,338

Containers & Glass Products–0.13%
Libbey Glass LLC (Acquired 11/13/2020-01/13/2022; Cost $131,533)(h)			29,078	205,000

Electronics & Electrical–0.00%
Fusion Connect, Inc. (Acquired 05/03/2018-12/31/2019; Cost $101)(e)(h)			10	0
Fusion Connect, Inc., Wts., expiring 01/14/2040 (Acquired 05/03/2018-12/31/2019; Cost $911,159)(e)(h)			90,368	904
Riverbed Technology, Inc.(e)			4,606	230
Sungard Availability Services Capital, Inc. (Acquired 06/27/2018-05/03/2019; Cost $276,791)(h)			3,420	1,932
				3,066

Industrial Equipment–0.19%
North American Lifting Holdings, Inc.			38,021	297,838

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)(h)			35,578	0
Vue International Bidco PLC(e)			326,260	0
				0

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

			Shares	Value
Oil & Gas–4.67%
Harvey Gulf International Marine LLC (Acquired 04/18/2016-12/08/2016; Cost $450,897)(h)			6,360	$ 235,320
Larchmont Resources LLC (Acquired 12/09/2016; Cost $46,001)(e)(h)			136	3,544
McDermott International Ltd.(e)			19,276	6,409
Quarternorth Energy Holding, Inc.(e)			31,622	5,728,958
Sabine Oil & Gas Holdings, Inc. (Acquired 02/26/2014-11/09/2016; Cost $1,858,384)(e)(h)(l)			1,419	270
Southcross Energy Partners L.P. (Acquired 04/26/2016-10/29/2020; Cost $2,491,123)(e)(h)			251,018	6,903
Tribune Resources LLC (Acquired 03/30/2018; Cost $1,878,647)(h)			606,015	1,174,154
Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 03/30/2018; Cost $15,690)(h)			156,901	3,922
				7,159,480

Surface Transport–0.13%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(e)(h)			2,003	66,099
Commercial Barge Line Co., Series A, Wts.			1,649	41,225
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-05/12/2022; Cost $0)(e)(h)			17,315	8,116
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/12/2022; Cost $0)(e)(h)			11,344	7,090
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(h)			2,105	69,465
				191,995

Utilities–0.00%
Frontera Generation Holdings LLC(e)			17,409	261
Total Common Stocks & Other Equity Interests (Cost $11,423,705)				7,886,978

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–2.84%
Aerospace & Defense–0.24%
Castlelake Aviation Finance DAC (m)	5.00%	04/15/2027	$ 200	177,124
Rand Parent LLC(m)	8.50%	02/15/2030	221	191,028
				368,152

Automotive–0.07%
Clarios Global L.P./Clarios US Finance Co. (m)	6.75%	05/15/2028	110	110,108

Building & Development–0.50%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	4.50%	04/01/2027	435	348,185
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $523,234)(h)(m)	5.75%	05/15/2026	471	418,858
				767,043

Cable & Satellite Television–0.69%
Altice Financing S.A. (Luxembourg) (m)	5.75%	08/15/2029	45	34,356
Altice Financing S.A. (Luxembourg)(m)	5.00%	01/15/2028	689	539,033
Altice France S.A. (France)(m)	5.50%	10/15/2029	310	225,246
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	316	263,047
				1,061,682

Chemicals & Plastics–0.22%
SK Invictus Intermediate II S.a.r.l. (m)	5.00%	10/30/2029	422	335,475

Food Service–0.09%
WW International, Inc. (m)	4.50%	04/15/2029	229	138,209

Health Care–0.04%
Global Medical Response, Inc. (m)	6.50%	10/01/2025	95	64,276

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Industrial Equipment–0.09%
Chart Industries, Inc. (m)	7.50%	01/01/2030		$ 31	$ 31,351
Emerald Debt Merger Sub LLC(m)	6.63%	12/15/2030		112	111,244
					142,595

Publishing–0.28%
McGraw-Hill Education, Inc. (m)	5.75%	08/01/2028		503	429,461

Radio & Television–0.01%
Diamond Sports Group LLC/Diamond Sports Finance Co. (f)(g)(m)	5.38%	08/15/2026		335	14,913

Retailers (except Food & Drug)–0.16%
Evergreen Acqco 1 L.P./TVI, Inc. (m)	9.75%	04/26/2028		237	237,369

Telecommunications–0.15%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (m)	7.75%	08/15/2028		280	227,935

Utilities–0.30%
Calpine Corp. (m)	4.50%	02/15/2028		495	450,897
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,350,378)					4,348,115

			Shares
Preferred Stocks–1.74%(k)
Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd.(e)				11,491	574

Nonferrous Metals & Minerals–1.08%
ACNR Holdings, Inc., Pfd.				2,982	1,655,010

Oil & Gas–0.07%
McDermott International Ltd., Pfd.(e)				103	66,782
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $999,531)(e)(h)				999,705	35,990
					102,772

Surface Transport–0.59%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(h)				5,884	144,158
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(h)				6,184	151,508
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(h)				8,078	363,510
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(h)				5,672	255,240
					914,416
Total Preferred Stocks (Cost $1,773,580)					2,672,772

	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.34%(n)
Automotive–0.20%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(m)(o)	13.01%	04/19/2026	SEK	3,750	312,736

Building & Development–0.05%
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	122	69,767

Chemicals & Plastics–0.09%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	203	136,697

Financial Intermediaries–0.75%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	8.25%	08/01/2024	EUR	356	264,055
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	7.95%	11/15/2027	EUR	267	263,920
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	426	409,519

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Financial Intermediaries–(continued)
Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	217	$ 210,340
					1,147,834

Retailers (except Food & Drug)–0.25%

Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	282	277,127
Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(i)(m)	9.00%	10/01/2026	EUR	131	104,850
					381,977
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,867,608)					2,049,011

			Shares
Money Market Funds–10.93%
Invesco Government & Agency Portfolio,Institutional Class, 5.04%(p)(q)				10,060,401	10,060,401
Invesco Treasury Portfolio, Institutional Class, 5.04%(p)(q)				6,706,934	6,706,934
Total Money Market Funds (Cost $16,767,335)					16,767,335
TOTAL INVESTMENTS IN SECURITIES–97.00% (Cost $161,589,053)					148,737,525
OTHER ASSETS LESS LIABILITIES–3.00%					4,594,567
NET ASSETS–100.00%					$153,332,092

Investment Abbreviations:

DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $1,989,714, which represented 1.30% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at May 31, 2023 was $4,537,480, which represented 2.96% of the Fund’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $6,397,126, which represented 4.17% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,303,588	$29,414,036	$(21,657,223)	$-	$-	$10,060,401	$157,633
Invesco Treasury Portfolio, Institutional Class	1,535,725	19,609,357	(14,438,148)	-	-	6,706,934	106,003
Total	$3,839,313	$49,023,393	$(36,095,371)	$-	$-	$16,767,335	$263,636

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/30/2023	Bank of New York Mellon	EUR	2,371,229	USD	2,624,595	$ 85,877

06/30/2023	Barclays Bank PLC	GBP	338,805	USD	422,811	1,102

06/30/2023	Barclays Bank PLC	SEK	3,510,442	USD	343,145	19,159

06/30/2023	BNP Paribas S.A.	GBP	10,662	USD	13,392	121

06/30/2023	BNP Paribas S.A.	USD	395,457	GBP	319,377	2,070

07/31/2023	BNP Paribas S.A.	EUR	2,103,229	USD	2,272,471	16,808

07/31/2023	BNP Paribas S.A.	SEK	3,416,066	USD	320,698	4,911

06/30/2023	Morgan Stanley and Co. International PLC	EUR	2,335,838	USD	2,581,524	80,697

06/30/2023	Morgan Stanley and Co. International PLC	GBP	343,939	USD	429,197	1,098

06/30/2023	Morgan Stanley and Co. International PLC	USD	511,359	GBP	412,486	2,060

06/30/2023	Royal Bank of Canada	USD	396,722	GBP	320,317	1,974

07/31/2023	Royal Bank of Canada	EUR	2,152,545	USD	2,324,169	15,616

07/31/2023	State Street Bank & Trust Co.	EUR	2,087,534	USD	2,249,578	10,749

06/30/2023	Toronto Dominion Bank	EUR	2,371,229	USD	2,620,163	81,446

06/30/2023	Toronto Dominion Bank	GBP	343,939	USD	429,118	1,019

Subtotal-Appreciation						324,707

Currency Risk

06/30/2023	Barclays Bank PLC	USD	11,348	SEK	115,941	(647)

06/30/2023	BNP Paribas S.A.	GBP	14,835	USD	18,442	(23)

06/30/2023	BNP Paribas S.A.	USD	2,268,437	EUR	2,103,229	(16,649)

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/30/2023	BNP Paribas S.A.	USD	318,170	SEK	3,394,502	$ (4,885)

07/31/2023	BNP Paribas S.A.	GBP	319,377	USD	395,660	(2,082)

06/30/2023	Morgan Stanley and Co. International PLC	USD	867,107	EUR	800,000	(10,601)

07/31/2023	Morgan Stanley and Co. International PLC	GBP	314,610	USD	389,752	(2,054)

06/30/2023	Royal Bank of Canada	USD	2,249,944	EUR	2,087,534	(14,960)

07/31/2023	Royal Bank of Canada	GBP	319,377	USD	395,765	(1,976)

06/30/2023	State Street Bank & Trust Co.	USD	2,245,560	EUR	2,087,534	(10,576)

Subtotal-Depreciation						(64,453)

Total Forward Foreign Currency Contracts						$260,254

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

SEK - Swedish Krona

USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$108,601,434	$6,411,880	$115,013,314

Common Stocks & Other Equity Interests	–	2,058,194	5,828,784	7,886,978

U.S. Dollar Denominated Bonds & Notes	–	4,348,115	–	4,348,115

Preferred Stocks	–	2,569,426	103,346	2,672,772

Non-U.S. Dollar Denominated Bonds & Notes	–	2,049,011	–	2,049,011

Money Market Funds	16,767,335	–	–	16,767,335

Investments Matured	–	390,113	–	390,113

Total Investments in Securities	16,767,335	120,016,293	12,344,010	149,127,638

Other Investments - Assets*

Forward Foreign Currency Contracts	–	324,707	–	324,707

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(64,453)	–	(64,453)

Total Other Investments	–	260,254	–	260,254

Total Investments	$16,767,335	$120,276,547	$12,344,010	$149,387,892

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2023:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	08/31/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	05/31/23
Variable Rate Senior Loan Interests	$9,290,887	$1,111,618	$(1,282,051)	$8,151	$ (53,391)	$ 475,503	$1,003,123	$(4,141,960)	$6,411,880
Common Stocks & Other Equity Interests	896,150	–	(113,254)	–	(720,871)	2,624,069	3,885,940	(743,250)	5,828,784
Preferred Stocks	141,760	59,910	–	–	–	(145,794)	47,470	–	103,346
Total	$10,328,797	$1,171,528	$(1,395,305)	$8,151	$(774,262)	$2,953,778	$4,936,533	$(4,885,210)	$12,344,010

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy, Inc.	$5,728,958	Enterprise Value	Barrel of Oil Equivalent Per Day	N/A	39,553 (a)

(a)	The Fund fair values certain common equity securities using an enterprise value approach, which utilizes market comps, recent mergers & acquisitions transactions, barrel of oil

Invesco Master Loan Fund

equivalent per day and projected production. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Master Loan Fund